SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

1.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

ML Winton FuturesAccess LLC (the “Fund”), a FuturesAccessTM Program (“FuturesAccess”) fund, which is an investment company as defined by Accounting Standards Codification (“ASC”) guidance, was organized under the Delaware Limited Liability Company Act on May 17, 2004 and commenced trading activities on February 1, 2005. The Fund engages in the speculative trading of futures and forward contracts on a wide range of commodities. Winton Capital Management Limited (the “Trading Advisor”) is the trading advisor of the Fund.  The Trading Advisor trades the Winton Futures Program (the “Trading Program”) for the Fund.

Merrill Lynch Alternative Investments LLC (“MLAI”, the “Sponsor” or the “Managing Member”) is the sponsor and manager of the Fund. MLAI is an indirect wholly-owned subsidiary of Bank of America Corporation. Bank of America Corporation and its affiliates are referred to herein as “BofA Corp.”. Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”) is currently the exclusive clearing broker for the Fund. MLAI may select other parties as clearing broker(s). Merrill Lynch International (“MLI”) is the primary foreign exchange (“F/X”) forward prime broker for the Fund. MLAI may select other of its affiliates, or third parties, as F/X or other over-the-counter (“OTC”) prime brokers. MLPF&S and MLI are BofA Corp. affiliates.

FuturesAccess is a group of managed futures funds sponsored by MLAI (“FuturesAccess Funds”).  FuturesAccess is exclusively available to investors that have investment accounts with Merrill Lynch Wealth Management, U.S. Trust and other divisions or affiliates of BofA Corp.  FuturesAccess Funds currently are composed of direct-trading funds advised by a single trading advisor. Although redemption terms vary among FuturesAccess Funds, FuturesAccess applies, with some exceptions, the same minimum investment amounts, fees and other operational criteria across all FuturesAccess Funds.  Each trading advisor participating in FuturesAccess employs different technical, fundamental, systematic and/or discretionary trading strategies.

As of December 31, 2017, the Fund offers five different classes of Units: Class A, Class I, Class D, Class G and Class M. The Fund also offers Class DI Units to WNTN FuturesAccess Ltd., a Cayman Islands exempted company also sponsored by the Sponsor (the “Offshore Fund”), but Class DI Units are not available for direct investment. Class DI Units are only offered to WNTN FuturesAccess Ltd which is a related fund which currently solely invests in the Fund.

The Class M Units are for investors who are subscribing through certain accounts enrolled in an eligible managed account program (“Eligible Managed Accounts”). The Sponsor may modify, on a prospective basis, the Eligible Managed Accounts.

Class F Units and Class F1 Units were initially offered during 2013.  Following this initial offering period, only investors who subscribed for Class F or Class F1 Units during the initial offering period and continue to hold such Units are permitted to make additional subscriptions to these Classes as determined by the Sponsor in its sole discretion.

As of February 2017, the Fund no longer offers Class C Units. The Fund will convert Class C Units that have been outstanding for thirty (30) months or more to Class A Units.  The first conversion commenced on November 1, 2017.  Thereafter, the Fund will convert its outstanding Class C Units to Class A Units on the 30 month anniversary of such Units’ issuance or, if such anniversary date is not the first business day of a month, the first business day of the following month.

Class DT was solely for investments made by ML Trend-Following Futures Fund L.P., which was a FuturesAccess fund of funds. ML Trend-Following Futures Fund L.P. liquidated as of December 31, 2015.  Class DS was solely for investments made by Systematic Momentum FuturesAccess LLC, which also was a FuturesAccess fund of funds. Systematic Momentum FuturesAccess LLC redeemed its investment in the Fund as of April 30, 2015. Class DT Units and Class DS Units are no longer offered.

Interests in the Fund are not insured or otherwise protected by the Federal Deposit Insurance Corporation or any other government authority.  Interests are not deposits or other obligations of, and are not guaranteed by, BofA Corp. or by any bank.  Interests are subject to investment risks, including the possible loss of the full amount invested.

The Fund considers all highly liquid investments, with a maturity of three months or less when acquired, to be cash equivalents which are classified as Level II within the fair value hierarchy discussed in Note 3.  As of December 31, 2017 and 2016, the Fund held no cash equivalents. Cash was held at a nationally recognized financial institution.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates and such differences could be material.

Revenue Recognition

Commodity futures, options on futures and forward contract transactions are recorded on trade date. Open contracts are reflected in unrealized profit (loss) on open contracts in the Statements of Financial Condition as the difference between the original contract value and the market value (for those commodity interests for which market quotations are readily available) or at fair value.  The change in unrealized profit (loss) on open contracts from one period to the next is reflected in Change in unrealized, net under Trading profit (loss), net in the Statements of Operations.

Trading profit (loss), net includes brokerage commission costs on commodity contracts.

Foreign Currency Transactions

The Fund’s functional currency is the U.S. dollar; however, it may transact business in U.S. dollars and in currencies other than the U.S. dollar.  Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect as of the dates of the Statements of Financial Condition.  Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the year.  Profits and losses, including adjustments, resulting from the translation to U.S. dollars are included in Trading profit (loss), net in the Statements of Operations.

Equity in Commodity Trading Accounts

A portion of the assets maintained at MLPF&S and MLI is restricted cash required to meet maintenance margin requirements of the exchanges the Fund’s contracts are traded on and /or requirements greater than those of the exchanges as may be required by MLPF&S and MLI, in their sole discretion.

Operating Expenses and Selling Commissions

The Fund pays for all operating costs (including, but not limited to, ongoing offering costs, administration, custody, transfer, exchange and redemption processing, legal, regulatory filing, tax, audit, escrow, accounting and printing fees and other expenses) incurred by the Fund.

Class A Units, Class D Units and Class I Units are subject to upfront sales commissions paid to MLPF&S up to 2.5% of an investor’s gross subscription amount.  (Prior to February 1, 2017, Class A Units were subject to an upfront sales commissions range from 1.0% to 2.5%.) Sales commissions are directly deducted from subscription amounts. Class F Units and Class G Units are subject to upfront sales commissions paid to MLPF&S up to 0.5% of an investor’s gross subscription amount.  Class C Units, Class DI Units, Class F1 Units and Class M Units are not subject to upfront sales commissions. Class DT Units and Class DS Units were not subject to upfront sales commissions.

Income Taxes

No provision for income taxes has been made in the accompanying financial statements as each investor is individually responsible for reporting income or loss based on such investor’s share of the Fund’s income and expenses as reported for income tax purposes.

The Fund follows the ASC guidance on accounting for uncertain tax positions. This guidance provides how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  This guidance also requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s financial statements to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority.  Tax positions with respect to tax at the Fund level not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year.  A prospective investor should be aware that, among other things, income taxes could have a material adverse effect on the periodic calculations of the Net Asset Value of the Fund, including reducing the Net Asset Value of the Fund to reflect reserves for income taxes, such as foreign withholding taxes, that may be payable by the Fund. This could cause benefits or detriments to certain investors, depending upon the timing of their entry and exit from the Fund. MLAI has analyzed the Fund’s tax positions and has concluded that no provision for income tax is required in the Fund’s financial statements. The following is the major tax jurisdiction for the Fund and the earliest tax year subject to examination: United States — 2014.

Distributions

Each investor is entitled to receive, equally per Unit, any distributions which may be made by the Fund.  No such distributions have been declared for the years ended December 31, 2017, 2016 and 2015.

Subscriptions

The Fund generally offers Units for investment as of the 1st and 16th calendar day of each month (each a “Subscription Date”) at the Net Asset Value per Unit of their respective Classes, although MLAI may in its discretion, discontinue mid-month subscriptions at any time. Investors must submit their executed subscription agreement signature pages on or before the “Subscription/Redemption Notice Date,” which is eight business days prior to the 1st and 16th of every month.  Investors’ subscriptions will be used to purchase a number of Units, including fractional Units, with an aggregate Net Asset Value equal to the dollar amount invested.

Redemptions and Exchanges

Investors in the Fund generally may redeem any or all of their Units at Net Asset Value, in whole or fractional Units, effective as of (i) the 15th calendar day of each month and/or (ii) the last calendar day of each month (each a “Redemption Date”), upon submitting a redemption request by the Subscription/Redemption Notice Date, which is eight business days prior to the 1st and 16th of every month.  MLAI may eliminate investors’ mid-month redemption right at any time.  The Net Asset Value of redeemed Units is determined as of the Redemption Date.  Investors will remain exposed to fluctuations in Net Asset Value during the period between submission of their redemption request and the applicable Redemption Date.

Investors in the Fund may generally exchange their Units for those of any other FuturesAccess Fund as of any Subscription Date with prior written notice to the Fund by the Subscription/Redemption Notice Date and any applicable notice to the other FuturesAccess Fund.   If only one of the FuturesAccess Funds has semi-monthly redemption dates, exchanges will only be permitted as of the beginning of each month. In all cases, exchanges are subject to FuturesAccess Fund availability, investor eligibility and any restrictions imposed by a FuturesAccess Fund or the terms of a securities account, either temporarily or on an ongoing basis.  The minimum exchange amount is $10,000.